Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Eurozone ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 0.6%
Erste Group Bank AG	370,484	$29,834,891
OMV AG	176,191	9,424,206
Verbund AG	83,732	6,542,285
		45,801,382
Belgium — 2.9%
Ageas SA	178,912	11,682,727
Anheuser-Busch InBev SA	1,189,297	83,979,856
Argenx SE(a)	73,117	41,952,515
D'ieteren Group	26,222	5,384,643
Elia Group SA/NV, Class B	58,856	6,249,211
Groupe Bruxelles Lambert NV	99,302	8,125,009
KBC Group NV	275,376	27,224,539
Lotus Bakeries NV	489	5,063,811
Sofina SA	18,668	5,409,887
Syensqo SA	87,603	6,723,587
UCB SA	152,141	27,677,429
		229,473,214
Finland — 2.2%
Elisa OYJ	172,518	9,095,417
Fortum OYJ	543,801	9,397,595
Kesko OYJ, Class B	327,471	7,919,400
Kone OYJ, Class B	407,567	25,430,823
Metso OYJ	745,524	9,022,358
Neste OYJ	510,569	5,477,070
Nokia OYJ	6,385,949	33,234,390
Orion OYJ, Class B	129,962	8,817,516
Sampo OYJ, Class A	2,912,555	31,083,274
Stora Enso OYJ, Class R	698,372	7,061,779
UPM-Kymmene OYJ	642,854	17,792,420
Wartsila OYJ Abp	610,516	12,240,805
		176,572,847
France — 31.1%
Accor SA	236,361	12,557,160
Aeroports de Paris SA	41,533	5,567,509
Air Liquide SA	695,648	144,144,405
Airbus SE	714,640	131,439,760
Alstom SA(a)	414,517	9,370,353
Amundi SA(b)	73,894	6,032,930
ArcelorMittal SA	562,439	17,051,900
Arkema SA	68,025	4,860,767
AXA SA	2,132,566	100,519,671
BioMerieux	49,675	6,661,198
BNP Paribas SA	1,223,777	107,171,576
Bollore SE	845,511	5,378,032
Bouygues SA	228,855	9,978,906
Bureau Veritas SA	385,918	13,187,707
Capgemini SE	195,858	32,524,780
Carrefour SA	654,160	9,782,543
Cie de Saint-Gobain SA	540,562	60,858,565
Cie Generale des Etablissements Michelin SCA(c)	806,921	30,872,003
Covivio SA/France	67,633	4,057,962
Credit Agricole SA	1,269,940	23,251,549
Danone SA	776,429	66,382,587
Dassault Aviation SA	23,502	8,548,099
Dassault Systemes SE	806,575	30,245,307
Edenred SE	289,618	9,047,618
Eiffage SA	83,408	11,472,418
Engie SA	2,198,313	47,446,217
EssilorLuxottica SA	357,581	99,355,045
Eurazeo SE	49,545	3,464,765
Security	Shares	Value
France (continued)
Eurofins Scientific SE	141,982	$9,470,040
Euronext NV(b)	93,624	15,258,750
FDJ UNITED(b)	123,924	4,547,893
Gecina SA	55,552	6,114,652
Getlink SE	364,433	6,970,794
Hermes International SCA	38,083	105,014,348
Ipsen SA	45,093	5,309,247
Kering SA	89,658	17,523,411
Klepierre SA	257,984	10,099,445
Legrand SA	315,386	38,305,503
L'Oreal SA	289,156	122,389,704
LVMH Moet Hennessy Louis Vuitton SE	330,834	179,446,580
Orange SA	2,241,003	33,447,894
Pernod Ricard SA	242,927	25,119,237
Publicis Groupe SA	275,406	30,021,081
Renault SA	233,533	12,007,007
Rexel SA	270,501	7,597,997
Safran SA	433,055	128,078,985
Sanofi SA	1,335,333	132,252,573
Sartorius Stedim Biotech	35,007	7,711,279
Schneider Electric SE	657,691	165,943,052
Societe Generale SA	865,995	47,021,499
Sodexo SA	105,729	7,301,880
STMicroelectronics NV	815,738	20,478,834
Teleperformance SE	64,427	6,511,770
Thales SA	111,514	34,153,557
TotalEnergies SE	2,457,570	144,672,642
Unibail-Rodamco-Westfield, New	147,090	13,950,044
Veolia Environnement SA	757,751	26,079,214
Vinci SA	595,838	85,136,717
		2,459,166,961
Germany — 28.2%
adidas AG	205,633	51,287,593
Allianz SE, Registered	464,439	184,202,661
BASF SE	1,072,290	51,707,958
Bayer AG, Registered	1,182,521	33,292,130
Bayerische Motoren Werke AG	348,848	30,950,158
Beiersdorf AG	118,952	16,316,076
Brenntag SE	149,394	10,124,874
Commerzbank AG	1,069,839	32,586,239
Continental AG	131,906	11,568,340
Covestro AG, NVS(a)	215,995	14,837,719
CTS Eventim AG & Co. KGaA	76,024	9,221,442
Daimler Truck Holding AG	569,724	24,745,052
Delivery Hero SE, Class A(a)(b)	228,727	6,323,465
Deutsche Bank AG, Registered	2,227,652	61,695,060
Deutsche Boerse AG	226,324	72,909,963
Deutsche Lufthansa AG, Registered	724,166	5,795,365
Deutsche Post AG, Registered	1,154,571	51,808,895
Deutsche Telekom AG, Registered	4,198,017	158,972,264
E.ON SE	2,698,945	47,301,957
Evonik Industries AG	309,859	6,715,418
Fresenius Medical Care AG	263,877	14,989,424
Fresenius SE & Co. KGaA	506,539	24,824,983
GEA Group AG	177,153	11,865,104
Hannover Rueck SE	72,638	22,968,597
Heidelberg Materials AG	161,026	31,562,904
Henkel AG & Co. KGaA	124,438	9,136,865
Infineon Technologies AG	1,571,610	61,103,763
Knorr-Bremse AG	87,515	8,855,242
LEG Immobilien SE	91,078	7,733,034
Mercedes-Benz Group AG	868,637	51,942,491

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Eurozone ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Merck KGaA	155,764	$20,411,125
MTU Aero Engines AG	64,831	25,930,398
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	160,839	104,203,134
Nemetschek SE	69,074	9,602,732
Qiagen NV	262,153	11,833,352
Rational AG	6,264	5,150,460
Rheinmetall AG	53,749	115,198,426
RWE AG	760,810	28,646,128
SAP SE	1,255,884	379,930,051
Scout24 SE(b)	90,552	12,338,110
Siemens AG, Registered	914,044	219,848,793
Siemens Energy AG(a)	816,418	79,784,861
Siemens Healthineers AG(b)	405,780	21,476,880
Symrise AG, Class A	160,070	19,139,315
Talanx AG(a)	77,399	10,041,025
Vonovia SE	891,071	29,195,514
Zalando SE(a)(b)	273,050	9,755,982
		2,229,831,322
Ireland — 1.3%
AIB Group PLC	2,512,857	19,825,754
Bank of Ireland Group PLC	1,188,642	16,318,662
Kerry Group PLC, Class A	198,823	21,734,240
Kingspan Group PLC	186,685	16,034,304
Ryanair Holdings PLC	1,019,490	27,089,463
		101,002,423
Italy — 8.8%
Banca Mediolanum SpA	268,135	4,457,430
Banco BPM SpA	1,362,657	15,663,461
BPER Banca SpA	1,193,282	10,599,530
Davide Campari-Milano NV(c)	743,195	4,853,083
DiaSorin SpA	26,901	2,791,944
Enel SpA	9,778,118	89,880,484
Eni SpA	2,650,885	39,092,713
Ferrari NV	151,511	72,518,561
FinecoBank Banca Fineco SpA	733,348	15,859,351
Generali	1,035,052	37,676,176
Infrastrutture Wireless Italiane SpA(b)	335,233	3,935,636
Intesa Sanpaolo SpA	18,195,784	101,582,067
Leonardo SpA	488,029	30,189,345
Mediobanca Banca di Credito Finanziario SpA	603,275	14,351,100
Moncler SpA	280,095	17,534,253
Nexi SpA(b)	602,770	3,626,888
Poste Italiane SpA(b)	555,880	12,069,346
Prysmian SpA	338,543	21,772,391
Recordati Industria Chimica e Farmaceutica SpA	138,817	8,330,538
Snam SpA	2,450,353	14,660,445
Stellantis NV	2,417,826	24,646,035
Telecom Italia SpA/Milano(a)	12,023,219	5,143,453
Tenaris SA, NVS	494,016	8,273,527
Terna - Rete Elettrica Nazionale	1,710,012	17,437,102
UniCredit SpA	1,687,297	108,504,117
Unipol Gruppo SpA	433,893	8,492,036
		693,941,012
Netherlands — 13.0%
ABN AMRO Bank NV, CVA(b)	549,406	14,201,838
Adyen NV(a)(b)	30,311	58,090,382
Aegon Ltd.	1,583,682	11,338,728
AerCap Holdings NV	221,634	25,649,702
Akzo Nobel NV	207,278	14,145,783
ASM International NV	56,376	30,682,414
Security	Shares	Value
Netherlands (continued)
ASML Holding NV	473,657	$348,961,915
ASR Nederland NV	178,901	11,471,710
BE Semiconductor Industries NV	98,681	11,925,119
Coca-Cola Europacific Partners PLC	277,389	25,461,536
CVC Capital Partners PLC(b)	260,603	4,849,452
DSM-Firmenich AG	223,003	24,824,464
EXOR NV, NVS	106,814	10,283,898
Heineken Holding NV	155,421	12,114,011
Heineken NV	346,602	30,921,236
IMCD NV	70,877	9,633,550
ING Groep NV	3,783,501	80,369,698
InPost SA(a)	271,811	4,467,402
JDE Peet's NV	207,011	5,696,798
Koninklijke Ahold Delhaize NV	1,099,464	46,401,782
Koninklijke KPN NV	4,663,270	21,924,207
Koninklijke Philips NV	961,882	22,180,560
NN Group NV	324,167	20,397,110
Prosus NV	1,573,140	80,809,331
Randstad NV(c)	130,130	5,454,988
Universal Music Group NV	1,322,779	42,325,564
Wolters Kluwer NV	286,829	50,863,268
		1,025,446,446
Portugal — 0.5%
EDP Renovaveis SA	389,318	3,929,565
EDP SA	3,820,509	15,248,980
Galp Energia SGPS SA	498,054	7,973,490
Jeronimo Martins SGPS SA	339,567	8,559,197
		35,711,232
Spain — 9.3%
Acciona SA	30,109	4,851,466
ACS Actividades de Construccion y Servicios SA	213,211	14,005,017
Aena SME SA(b)	89,934	24,195,412
Amadeus IT Group SA	545,639	45,380,852
Banco Bilbao Vizcaya Argentaria SA	6,930,030	104,033,300
Banco de Sabadell SA	6,492,103	20,667,470
Banco Santander SA	18,223,764	145,382,787
Bankinter SA	810,884	10,432,561
CaixaBank SA	4,743,501	40,237,347
Cellnex Telecom SA(b)	595,634	22,836,781
Endesa SA	385,633	11,784,519
Ferrovial SE	614,269	31,293,776
Grifols SA(a)	357,685	3,849,226
Iberdrola SA	6,971,129	127,779,088
Industria de Diseno Textil SA	1,311,075	71,027,856
International Consolidated Airlines Group SA, Class DI	1,750,311	7,682,410
Redeia Corp. SA	392,304	8,115,825
Repsol SA	1,407,770	18,966,804
Telefonica SA	4,438,751	23,774,721
		736,297,218
Sweden — 0.7%
Nordea Bank Abp	3,781,485	54,824,319
Total Common Stocks — 98.6% (Cost: $7,185,418,262)		7,788,068,376
Preferred Stocks
Germany — 0.9%
Bayerische Motoren Werke AG, Preference Shares, NVS	67,036	5,556,363

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Eurozone ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	136,219	$6,570,297
Henkel AG & Co. KGaA, Preference Shares, NVS	202,956	16,261,857
Porsche Automobil Holding SE, Preference Shares, NVS	183,614	7,340,844
Sartorius AG, Preference Shares, NVS	31,420	7,536,944
Volkswagen AG, Preference Shares, NVS	248,167	26,870,203
		70,136,508
Total Preferred Stocks — 0.9% (Cost: $138,674,863)		70,136,508
Total Long-Term Investments — 99.5% (Cost: $7,324,093,125)		7,858,204,884
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	36,082,634	36,097,067
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	2,910,000	$2,910,000
Total Short-Term Securities — 0.5% (Cost: $39,007,068)		39,007,067
Total Investments — 100.0% (Cost: $7,363,100,193)		7,897,211,951
Liabilities in Excess of Other Assets — (0.0)%		(3,148,594)
Net Assets — 100.0%		$7,894,063,357

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,301,009	$25,801,942 (a)	$—	$(3,971)	$(1,913)	$36,097,067	36,082,634	$61,681 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	23,000,000	—	(20,090,000)(a)	—	—	2,910,000	2,910,000	592,150	—
				$(3,971)	$(1,913)	$39,007,067		$653,831	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	538	06/20/25	$32,801	$(294,117)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Eurozone ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$73,631,367	$7,714,437,009	$—	$7,788,068,376
Preferred Stocks	—	70,136,508	—	70,136,508
Short-Term Securities
Money Market Funds	39,007,067	—	—	39,007,067
	$112,638,434	$7,784,573,517	$—	$7,897,211,951
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(294,117)	$—	$(294,117)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares